SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) - USD ($)		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes payable				$ 2,595,000
Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 775,270		724,250
Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal		3,956,000		3,956,000
Less: discounts		(80,928)		(359,850)
Total notes payable		3,875,072		3,596,150
Convertible notes payable		3,099,802		2,871,900
Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		775,270		724,250
Current [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		1,150,000	[1]	1,150,000	[1],[2]	[2]
Current [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[3]	745,000		745,000
Current [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		70,500	[4]	70,500	[4],[5]	[5]
Current [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		70,500	[6]	70,500	[6],[7]	[7]
Current [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		300,000		300,000	[8]	[8]
Current [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		30,000	[9]	30,000	[9],[10]	[10]
Current [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		180,000	[11]	180,000	[11],[12]	[12]
Current [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable		600,000	[13]	600,000	[13],[14]	[14]
Current [Member] | Chambers - Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[15]
Current [Member] | Schiller – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[16]
Current [Member] | Miller – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		480,000	[17]	480,000	[17],[18]	[18]
Current [Member] | Titan 5 – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		120,000	[19]	120,000	[19],[20]	[20]
Current [Member] | Celli – Bridge Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		150,000	[21]	150,000	[21],[22]	[22]
Current [Member] | FC Advisory – Bridge note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		60,000	[23]	60,000	[23],[24]	[24]
Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[25]			745,000
Non Current [Member]
Short-Term Debt [Line Items]
Total outstanding principal		250,000
Less: discounts		(5,678)
Total notes payable		244,322
Convertible notes payable		183,231
Non Current [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible notes payable – related parties		61,091
Non Current [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[1]		[1],[2]	[2]
Non Current [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[3]
Non Current [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[4]		[4],[5]	[5]
Non Current [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[6]		[6],[7]	[7]
Non Current [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable					[8]	[8]
Non Current [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[9]		[9],[10]	[10]
Non Current [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[11]		[11],[12]	[12]
Non Current [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable			[13]		[13],[14]	[14]
Non Current [Member] | Chambers - Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[15]	62,500
Non Current [Member] | Schiller – Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[16]	125,000
Non Current [Member] | Miller – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[17]		[17],[18]	[18]
Non Current [Member] | Titan 5 – Bridge Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[19]		[19],[20]	[20]
Non Current [Member] | Celli – Bridge Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties		62,500	[21]		[21],[22]	[22]
Non Current [Member] | FC Advisory – Bridge note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Note payable to related parties			[23]		[23],[24]	[24]
Non Current [Member] | Evergreen Bridge Note [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[25]

[1]	Between May 19, 2023 and August 7, 2023, the Company issued five 20% original issue discount Senior Secured Promissory Notes to Calvary (the “Calvary Fund Bridge Notes”). The Calvary Fund Bridge Notes have principal amounts ranging from $141,000 to $400,000. The Cavalry Fund Bridge Notes have an annual interest rate of 10% per annum and maturity dates ranging from May 19, 2024 to August 7, 2024. The Cavalry Fund Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. As of June 30, 2024, $604,000 of the Cavalry Fund Bridge Notes were in default. Subsequent to June 30, 2024, the maturity dates of the remaining Cavalry Fund Bridge Notes elapsed, and they were in default.
[2]	Between May 19, 2023 and August 7, 2023, the Company issued five
[3]	Between May 19, 2023 and July 7, 2023, the Company issued three 20% original issue discount Senior Secured Promissory Notes to Evergreen (the “Evergreen Bridge Notes”) with principal amounts ranging from $141,000 to $400,000. The Evergreen Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from May 19, 2024 to July 7, 2024. The Evergreen Bridge Notes contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. As of June 30, 2024, $604,000 of the Evergreen Bridge Notes were in default. Subsequent to June 30, 2024, the maturity dates of the remaining Evergreen Bridge Notes elapsed, and they were in default.
[4]	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Keystone Capital (the “Keystone - Bridge Note”) with a principal amount of $70,500. The Keystone Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Keystone Bridge Notes contains a “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. Subsequent to June 30, 2024, the maturity date of the Keystone Bridge Note elapsed, and it was in default.
[5]	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Keystone Capital (the “Keystone - Bridge Note”) with a principal amount of $70,500. The Keystone Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Keystone Bridge Notes contains a “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[6]	On July 20, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to Seven Knots (the “Seven Knots - Bridge Note”) with a principal amount of $70,500. The Seven Knots Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 20, 2024. The Seven Knots Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. Subsequent to June 30, 2024, the maturity date of the Seven Knots Bridge Note elapsed, and it was in default.
[7]	On July 20, 2023, the Company issued a
[8]	On July 24, 2023, the Company issued a
[9]	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #3 – Bridge Note”) with a principal amount of $30,000. The Individual #2 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #3 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. Subsequent to June 30, 2024, the maturity date of the Individual #3 Bridge Note elapsed and it was in default.
[10]	On July 24, 2023, the Company issued a
[11]	On July 24, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #4 – Bridge Note”) with a principal amount of $180,000. The Individual #4 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 24, 2024. The Individual #4 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. Subsequent to June 30, 2024, the maturity date of the Individual #4 Bridge Note elapsed, and it was in default.
[12]	On July 24, 2023, the Company issued a
[13]	On July 28, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Notes to an individual investor (the “Individual #5 – Bridge Note”) with a principal amount of $600,000. The Individual #5 Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of July 28, 2024. The Individual #5 Bridge Notes contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. Subsequent to June 30, 2024, the maturity date of the Individual #5 Bridge Note elapsed, and it was in default.
[14]	On July 28, 2023, the Company issued a
[15]	On February 28, 2024, the Company issued a 25% original issue discount Senior Secured Promissory Notes to Chambers (the “Chambers Bridge Note”) with a principal amount of $62,500. The Chambers Bridge Note has an annual interest rate of 11% per annum and was issued with a maturity date of August 25, 2025. The Chambers Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[16]	On February 28, 2024, the Company issued a 25% original issue discount Senior Secured Promissory Notes to the Leonard M. Schiller Revocable Trust (the “Schiller Bridge Note”) with a principal amount of $125,000. The Schiller Bridge Note has an annual interest rate of 11% per annum and was issued with a maturity date of August 25, 2025. The Schiller Bridge Note contains a “rollover rights” conversion feature that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[17]	Between June 13, 2023 and July 24, 2023, the Company sold and issued two 20% original issue discount Senior Secured Promissory Notes (the “Miller Bridge Notes”) to Miller. The Miller Bridge Notes both have principal amounts of $240,000. The Miller Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates ranging from June 13, 2024 to July 24, 2024. The Miller Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Miller Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering. As of June 30, 2024 one of the Miller Bridge Notes was in default. Subsequent to June 30, 2024, the maturity date of the remaining Miller Bridge Note elapsed, and it was in default.
[18]	Between June 13, 2023 and July 24, 2023, the Company sold and issued two
[19]	On June 13, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Titan 5 Bridge Note”) to Titan 5, a shareholder of the Company. The Titan 5 Bridge Note has a principal amount of $120,000, an annual interest rate of 10%, and was issued with a maturity date of June 13, 2024. The Titan 5 Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Titan 5 Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering. As of June 30, 2024, the Titan 5 Bridge Note was in default.
[20]	On June 13, 2023, the Company sold and issued a
[21]	On December 28, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note to Frank Celli, a Director of the Company. The Celli Bridge Note has a principal amount of $150,000, an annual interest rate of 10%, and was issued with a maturity date of December 28, 2024. On February 28, 2024, the Company sold and issued a 25% original discount Senior Secured Promissory Note to Frank Celli. The note has a principal amount of $62,500, an annual interest rate of 11%, and was issued with a maturity date of August 31, 2025. These notes are collectively referred to as the “Celli Bridge Notes”. The Celli Bridge Notes contain a “rollover rights” conversion feature that enables the holders to convert all or part of the Celli Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[22]	On December 28, 2023, the Company sold and issued a
[23]	On December 22, 2023, the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “FC Advisory Bridge Note”) to FC Advisory, a company owned by a Director of the Company. The FC Advisory Note has a principal amount of $60,000, an annual interest rate of 10%, and was issued with a maturity date of December 22, 2024. The FC Advisory Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the FC Advisory Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.
[24]	On December 22, 2023, the Company sold and issued a
[25]	Between May 19, 2023 and July 7, 2023, the Company issued three